Right of Use Assets and Lease Liabilities - Disclosure of changes in right of use assets (Details) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2023	Dec. 31, 2022	Mar. 31, 2023
Disclosure of Right of Use Assets and Lease Liabilities [Abstract]
Right of Use Assets, beginning of year			$ 4,845,738	$ 116,678	$ 116,678
Additions			69,131		4,968,446
Additions in acquisition					448,512
Depreciation	$ (190,563)	$ (187,704)	(592,985)	$ (384,328)	(571,793)
Removal					(101,105)
Transfer to deposit			(5,000)		(15,000)
Right of Use Assets, end of year	$ 4,316,884		$ 4,316,884		$ 4,845,738